Summary of Significant Accounting Policies (Tables)	6 Months Ended
Sep. 30, 2025
Summary of Significant Accounting Policies [Abstract]
Schedule of Exchanges Rates
	For the six months ended September 30,
	2025	2024
Period-end HKD: US$ exchange rate	7.79742	7.77150
Period average HKD: US$ exchange rate	7.78124	7.80502